Investments (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Nov. 30, 2008
Investment [Line Items]
Gains on sales of auction rate securities	$ 24,414,000	$ 23,810,000	$ 10,760,000
Other-than-temporary impairment charges	0	407,000	6,914,000
Carrying amount of auction rate securities	272,000	72,441,000
Unrealized gains (losses) from short-term investments	0	0
Proceeds from sales and maturities of investments	75,475,000	57,256,000	26,370,000
Commercial Paper And Money Market Funds [Member]
Investment [Line Items]
Commercial paper and money market funds	208,000,000	186,400,000
Auction Rate Securities [Member]
Investment [Line Items]
Aggregate principal amount of sold auction rate securities	86,900,000	112,200,000
Gains on sales of auction rate securities	24,400,000	23,800,000
Other-than-temporary impairment charges	0	407,000	6,914,000
Carrying amount of auction rate securities	300,000	72,400,000
Principal amounts of auction rate securities	7,500,000	94,400,000
UBS Put [Member]
Investment [Line Items]
Other-than-temporary impairment charges	0	6,696,000	6,889,000
Aggregate principal amount of auction rate securities held with UBS					51,600,000
Aggregate principal amount of auction rate securities purchased		42,600,000	9,000,000
Fair value of UBS put		0		13,600,000
Parent Company [Member]
Investment [Line Items]
Restricted cash	0
Other-than-temporary impairment charges	0	407,000	6,914,000
Proceeds from sales and maturities of investments	74,950,000	57,218,000	26,370,000
Parent Company [Member] | Auction Rate Securities [Member]
Investment [Line Items]
Restricted cash		$ 33,400,000
Minimum [Member] | Auction Rate Securities [Member]
Investment [Line Items]
Maturity of auction rate securities	5 years